Bank Debt, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt	$ 671,693	$ 469,568
Debt
Current portion of Long-term debt	80,134	17,121
Liability directly associated with assets held for sale	16,807	0
Long-term debt	574,752	452,447
Total debt	671,693	469,568
Deferred finance costs
Current portion of deferred financing costs	2,667	1,389
Deferred financing costs directly associated with assets held for sale	83	0
Deferred financing costs non-current	5,353	4,511
Total deferred financing costs	8,103	5,900
Long term debt, net of deferred fianncing costs
Total debt	671,693	469,568
Less: Total deferred financing costs	8,103	5,900
Total debt, net of deferred financing costs	663,590	463,668
Less: Liability directly associated with assets held for sale, net	16,724	0
Less: Current portion of long-term debt, net of current portion of deferred financing costs	77,467	15,732
Long-term debt, net of deferrred financing costs, non-current	569,399	447,936
Vassone | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	2,437
Commencement	Jan. 01, 2014
Maturity	Jan. 01, 2015
Debt
Total debt	$ 0	2,437
Long term debt, net of deferred fianncing costs
Total debt	0	2,437
Petra | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	20,571
Commencement	Jan. 01, 2007
Maturity	Jun. 01, 2015
Debt
Total debt	$ 0	20,571
Long term debt, net of deferred fianncing costs
Total debt	0	20,571
Petra | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 18,370	0
Commencement	Jun. 01, 2015
Maturity	Jan. 01, 2019
Debt
Total debt	$ 18,370	0
Long term debt, net of deferred fianncing costs
Total debt	18,370	0
Pemer | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	20,568
Commencement	Mar. 01, 2007
Maturity	Jun. 01, 2015
Debt
Total debt	$ 0	20,568
Long term debt, net of deferred fianncing costs
Total debt	0	20,568
Pemer | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 18,368	0
Commencement	Jun. 01, 2015
Maturity	Mar. 01, 2019
Debt
Total debt	$ 18,368	0
Long term debt, net of deferred fianncing costs
Total debt	18,368	0
Shikokupente | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	13,500
Commencement	Jul. 01, 2014
Maturity	Jun. 01, 2015
Debt
Total debt	$ 0	13,500
Long term debt, net of deferred fianncing costs
Total debt	0	13,500
Staloudi | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	18,520
Commencement	Jul. 01, 2008
Maturity	Jul. 01, 2015
Debt
Total debt	$ 0	18,520
Long term debt, net of deferred fianncing costs
Total debt	0	18,520
Eptaprohi | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	0
Commencement	Apr. 01, 2012
Maturity	Sep. 01, 2015
Debt
Total debt	$ 0	0
Long term debt, net of deferred fianncing costs
Total debt	0	0
Eptaprohi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 56,412	0
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 56,412	0
Long term debt, net of deferred fianncing costs
Total debt	56,412	0
Marathassa | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	8,415
Commencement	Dec. 01, 2013
Maturity	Sep. 01, 2015
Debt
Total debt	$ 0	8,415
Long term debt, net of deferred fianncing costs
Total debt	0	8,415
Marathassa | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 7,232	0
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 7,232	0
Long term debt, net of deferred fianncing costs
Total debt	7,232	0
Marinouki | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	19,035
Commencement	Dec. 01, 2013
Maturity	Sep. 01, 2015
Debt
Total debt	$ 0	19,035
Long term debt, net of deferred fianncing costs
Total debt	0	19,035
Marinouki | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 11,089	0
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 11,089	0
Long term debt, net of deferred fianncing costs
Total debt	11,089	0
Maxeikosiena | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	0
Commencement	Oct. 01, 2012
Maturity	Sep. 01, 2015
Debt
Total debt	$ 0	0
Long term debt, net of deferred fianncing costs
Total debt	0	0
Maxeikosiena | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 23,008	0
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total debt	$ 23,008	0
Long term debt, net of deferred fianncing costs
Total debt	23,008	0
Soffive | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	25,200
Commencement	Dec. 01, 2013
Maturity	Sep. 01, 2015
Debt
Total debt	$ 0	25,200
Long term debt, net of deferred fianncing costs
Total debt	0	25,200
Soffive | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 12,054	0
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 12,054	0
Long term debt, net of deferred fianncing costs
Total debt	12,054	0
Kerasies | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	22,396
Commencement	Dec. 01, 2013
Maturity	Sep. 01, 2015
Debt
Total debt	$ 0	22,396
Long term debt, net of deferred fianncing costs
Total debt	0	22,396
Kerasies | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 7,714	0
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 7,714	0
Long term debt, net of deferred fianncing costs
Total debt	7,714	0
Maxeikosi | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	9,100
Commencement	Dec. 01, 2014
Maturity	Sep. 01, 2015
Debt
Total debt	$ 0	9,100
Long term debt, net of deferred fianncing costs
Total debt	0	9,100
Maxeikosi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 23,008	0
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total debt	$ 23,008	0
Long term debt, net of deferred fianncing costs
Total debt	23,008	0
Maxpente | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	20,000
Commencement	Dec. 01, 2014
Maturity	Dec. 01, 2015
Debt
Total debt	$ 0	20,000
Long term debt, net of deferred fianncing costs
Total debt	0	20,000
Maxenteka | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 25,500	28,500
Commencement	Apr. 01, 2012
Maturity	Jan. 01, 2016
Debt
Total debt	$ 25,500	28,500
Long term debt, net of deferred fianncing costs
Total debt	25,500	28,500
Maxeikositessera | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 25,109	28,063
Commencement	Sep. 01, 2012
Maturity	Jan. 01, 2016
Debt
Total debt	$ 25,109	28,063
Long term debt, net of deferred fianncing costs
Total debt	25,109	28,063
Glovertwo | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 13,666	13,666
Commencement	Oct. 01, 2013
Maturity	Feb. 01, 2016
Debt
Total debt	$ 13,666	13,666
Long term debt, net of deferred fianncing costs
Total debt	13,666	13,666
Gloverthree | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 16,807	10,900
Commencement	Dec. 01, 2014
Maturity	Feb. 01, 2016
Debt
Total debt	$ 16,807	10,900
Long term debt, net of deferred fianncing costs
Total debt	16,807	10,900
Shikokutessera | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 16,807	10,900
Commencement	Dec. 01, 2014
Maturity	Feb. 01, 2016
Debt
Total debt	$ 16,807	10,900
Long term debt, net of deferred fianncing costs
Total debt	16,807	10,900
Maxdekatria | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 14,400	18,400
Commencement	Mar. 01, 2012
Maturity	Feb. 01, 2016
Debt
Total debt	$ 14,400	18,400
Long term debt, net of deferred fianncing costs
Total debt	14,400	18,400
Maxtessera | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 31,500	0
Commencement	Jul. 01, 2014
Maturity	Jun. 01, 2019
Debt
Total debt	$ 31,500	0
Long term debt, net of deferred fianncing costs
Total debt	31,500	0
Maxpente, Maxeikositessera, Maxenteka | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 7,000	0
Commencement	Dec. 01, 2015
Maturity	Dec. 01, 2018
Debt
Total debt	$ 7,000	0
Long term debt, net of deferred fianncing costs
Total debt	7,000	0
Maxpente, Maxeikositessera, Maxenteka | Current loan agreement 2
Debt Instrument [Line Items]
Total debt	$ 75,337	0
Commencement	Dec. 01, 2015
Maturity	Dec. 01, 2021
Debt
Total debt	$ 75,337	0
Long term debt, net of deferred fianncing costs
Total debt	75,337	0
Maxeikosiexi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 6,750	0
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 6,750	0
Long term debt, net of deferred fianncing costs
Total debt	6,750	0
Shikokuokto | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 15,018	0
Commencement	Jun. 01, 2015
Maturity	Jun. 01, 2022
Debt
Total debt	$ 15,018	0
Long term debt, net of deferred fianncing costs
Total debt	15,018	0
Safe Bulkers | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 145,527	118,527
Commencement	Nov. 01, 2014
Maturity	Sep. 01, 2020
Debt
Total debt	$ 145,527	118,527
Long term debt, net of deferred fianncing costs
Total debt	145,527	118,527
Maxdeka | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 23,861	27,270
Commencement	Aug. 01, 2011
Maturity	Dec. 01, 2022
Debt
Total debt	$ 23,861	27,270
Long term debt, net of deferred fianncing costs
Total debt	23,861	27,270
Shikoku | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 29,867	33,600
Commencement	Oct. 01, 2011
Maturity	Aug. 01, 2023
Debt
Total debt	$ 29,867	33,600
Long term debt, net of deferred fianncing costs
Total debt	29,867	33,600
Maxeikositria | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 23,008	0
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total debt	$ 23,008	0
Long term debt, net of deferred fianncing costs
Total debt	23,008	0
Youngone | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 24,281	0
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total debt	$ 24,281	0
Long term debt, net of deferred fianncing costs
Total debt	$ 24,281	$ 0